Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues
Operating Expenses:
Research and development	16,446	8,295	37,006	73,295	87,470	651,885
Management fees - related parties	20,000	120,000	32,000	320,000	360,000	245,000
General and administrative	92,477	132,075	175,037	457,443	516,734	986,066
Loss from Operations	(128,923)	(260,370)	(244,043)	(850,738)	(964,204)	(1,882,951)
Other Income (Expense)
Interest expense	(72,232)	(88,794)	(191,462)	(199,858)	(256,164)	(10,002)
Total Other (Income) Expense, net	(72,232)	(88,794)	(191,462)	(199,858)	(256,164)	(10,002)
Net Loss	$ (201,155)	$ (349,164)	$ (435,505)	$ (1,050,596)	$ (1,220,368)	$ (1,892,953)
Net loss per share Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.05)	$ (0.07)
Net loss per share Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.05)	$ (0.07)
Weighted average common shares outstanding Basic	26,424,479	26,424,479	26,424,479	26,424,479	26,424,479	26,299,087
Weighted average common shares outstanding Diluted	26,424,479	26,424,479	26,424,479	26,424,479	26,424,479	26,299,087